Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Below is a summary of our related party transactions as reported on our Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015 (in millions):

	Year Ended December 31,
	2017	2016	2015
LNG revenues—affiliate
Cheniere Marketing SPA and Cheniere Marketing Master SPA	$1,389	$294	$—

Other revenues—affiliate
Contracts for Sale and Purchase of Natural Gas and LNG	—	1	1
Terminal Marine Services Agreement	—	3	3
Total other revenues—affiliate	—	4	4

Cost of sales—affiliate
Fees under the Pre-commercial LNG Marketing Agreement	—	2	—

Operating and maintenance expense—affiliate
Contracts for Sale and Purchase of Natural Gas and LNG	—	1	1
Services Agreements	94	51	28
Other agreements	6	—	—
Total operating and maintenance expense—affiliate	100	52	29

Development expense—affiliate
Services Agreements	—	—	1

General and administrative expense—affiliate
Services Agreements	80	90	122